GATEWAY TRUST

October 3, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gateway Trust
(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated September 30, 2014, for Gateway Equity Call Premium Fund, a series of Gateway Trust, does not differ from that contained in Post-Effective Amendment No. 32 that was filed electronically on September 29, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary